Other assets	12 Months Ended
Dec. 31, 2018
Other Assets Abstract
Other assets

19.   Other assets

The detail of Other assets is as follows:

	Million of euros
	2018	2017	2016
Transactions in transit	143	206	431
Net pension plan assets (Note 25)	1,015	604	521
Prepayments and accrued income	3,089	2,326	2,232
Other	4,744	4,427	3,878
	8,991	7,563	7,062